SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventories	Inventories

as of December 31 (in millions)	2020	2019
Raw materials	$460	$377
Work in process	196	185
Finished goods	1,260	1,091
Inventories	$1,916	$1,653

Prepaid Expenses and Other
Prepaid Expenses and Other Current Assets

as of December 31 (in millions)	2020	2019
Prepaid value added taxes	$163	$140
Prepaid income taxes	183	164
Other	342	315
Prepaid expenses and other current assets	$688	$619

Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

as of December 31 (in millions)	2020	2019
Land and land improvements	$166	$148
Buildings and leasehold improvements	1,849	1,761
Machinery and equipment	6,884	6,671
Equipment with customers	1,671	1,489
Construction in progress	701	591
Total property, plant and equipment (PP&E), at cost	11,271	10,660
Accumulated depreciation	(6,549)	(6,148)
PP&E, net	$4,722	$4,512

Other Long-Term Assets

as of December 31 (in millions)	2020	2019
Deferred tax assets	$748	$621
Non-current receivables, net	158	163
Contract assets	64	68
Capitalized implementation costs in hosting arrangements	68	—
Pension and other postretirement benefits	155	77
Investments	135	76
Other	67	64
Other non-current assets	$1,395	$1,069

Accounts Payable and Accrued Liabilities

as of December 31 (in millions)	2020	2019
Accounts payable	$1,043	$892
Common stock dividends payable	125	111
Employee compensation and withholdings	415	456
Property, payroll and certain other taxes	148	113
Restructuring liabilities	92	83
Accrued rebates	239	208
Operating lease liabilities	111	101
Income taxes payable	135	85
Pension and other postretirement benefits	48	45
Other	571	595
Accounts payable and accrued liabilities	$2,927	$2,689

Other Long-Term Liabilities

as of December 31 (in millions)	2020	2019
Pension and other postretirement benefits	$1,214	$1,260
Deferred tax liabilities	143	192
Long-term tax liabilities	84	81
Interest rate contracts	—	52
Litigation and environmental reserves	29	30
Restructuring liabilities	21	9
Other	182	108
Other non-current liabilities	$1,673	$1,732

Net Interest Expense

years ended December 31 (in millions)	2020	2019	2018
Interest costs	$162	$120	$105
Interest costs capitalized	(9)	(9)	(12)
Interest expense	153	111	93
Interest income	(19)	(40)	(48)
Interest expense, net	$134	$71	$45

Other (Income) Expense, Net

years ended December 31 (in millions)	2020	2019	2018
Foreign exchange losses (gains), net	$49	$37	$(14)
Investment gains	(13)	(1)	(3)
Saudi Arabia joint venture gain	—	—	(24)
Loss on debt extinguishment	110	—	—
Pension settlements	46	755	1
Pension and other postretirement benefit plans	(3)	(53)	(49)
Other, net	1	(7)	11
Other (income) expense, net	$190	$731	$(78)

Supplemental Cash Flow Information

year ended December 31 (in millions)	2020	2019	2018
Interest paid, net of portion capitalized	$137	$103	$94
Income taxes paid	$249	$294	$301